Post-employment benefits for associates - Breakdown of DBO for pension plans by geography and type of member (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Prepaid benefit costs	$ 8	$ 4
Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	723	662
Fair value of plan assets	451	424
Funded status	(272)	(238)
Pension plans [member] | Active [Member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	440	406
Pension plans [member] | Deferred pensioners [Member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	151	150
Pension plans [member] | Pensioners [Member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	132	106
Pension plans [member] | Unfunded plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	99	88
Pension plans [member] | Unfunded portion of funded plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	192	166
Country of domicile [member] | Switzerland | Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	244	201
Fair value of plan assets	132	106
Funded status	(112)	(95)
Country of domicile [member] | Switzerland | Pension plans [member] | Active [Member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	216	166
Country of domicile [member] | Switzerland | Pension plans [member] | Deferred pensioners [Member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	12	18
Country of domicile [member] | Switzerland | Pension plans [member] | Pensioners [Member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	16	17
Country of domicile [member] | Switzerland | Pension plans [member] | Unfunded plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	47	49
Country of domicile [member] | Switzerland | Pension plans [member] | Unfunded portion of funded plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	65	46
Foreign countries [member] | United States | Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	127	111
Fair value of plan assets	80	67
Funded status	(47)	(44)
Foreign countries [member] | United States | Pension plans [member] | Active [Member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	40	36
Foreign countries [member] | United States | Pension plans [member] | Deferred pensioners [Member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	46	32
Foreign countries [member] | United States | Pension plans [member] | Pensioners [Member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	41	43
Foreign countries [member] | United States | Pension plans [member] | Unfunded plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	29	21
Foreign countries [member] | United States | Pension plans [member] | Unfunded portion of funded plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	18	23
Foreign countries [member] | United Kingdom | Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	109	94
Fair value of plan assets	17	16
Funded status	(92)	(78)
Foreign countries [member] | United Kingdom | Pension plans [member] | Active [Member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	61	56
Foreign countries [member] | United Kingdom | Pension plans [member] | Deferred pensioners [Member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	27	22
Foreign countries [member] | United Kingdom | Pension plans [member] | Pensioners [Member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	21	16
Foreign countries [member] | United Kingdom | Pension plans [member] | Unfunded plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	0	0
Foreign countries [member] | United Kingdom | Pension plans [member] | Unfunded portion of funded plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	92	78
Foreign countries [member] | Germany | Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	98	86
Fair value of plan assets	109	98
Funded status	11	12
Foreign countries [member] | Germany | Pension plans [member] | Active [Member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	0	0
Foreign countries [member] | Germany | Pension plans [member] | Deferred pensioners [Member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	54	69
Foreign countries [member] | Germany | Pension plans [member] | Pensioners [Member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	44	17
Foreign countries [member] | Germany | Pension plans [member] | Unfunded plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	0	0
Foreign countries [member] | Germany | Pension plans [member] | Unfunded portion of funded plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	0	0
Foreign countries [member] | Rest of the world | Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	145	170
Fair value of plan assets	113	137
Funded status	(32)	(33)
Foreign countries [member] | Rest of the world | Pension plans [member] | Active [Member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	123	148
Foreign countries [member] | Rest of the world | Pension plans [member] | Deferred pensioners [Member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	12	9
Foreign countries [member] | Rest of the world | Pension plans [member] | Pensioners [Member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	10	13
Foreign countries [member] | Rest of the world | Pension plans [member] | Unfunded plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	23	18
Foreign countries [member] | Rest of the world | Pension plans [member] | Unfunded portion of funded plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation	$ 17	$ 19